DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2013
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

14.                   DEFERRED GOVERNMENT GRANT

Deferred government grant consisted of the following:

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Beginning	—	3,360	555
Received	3,360	21,000	3,469
Recognized as income during the year	—	—	—

Ending	3,360	24,360	4,024

Recognize in one year	—	24,360	4,024

During the year ended December 31, 2012, the Company received RMB3,360,000 of government grant from the relevant PRC government authority. The government grant received is required to be used in a research and development project pursuant to the government grant agreement and the project term is from October 2012 to October 2014. The grant was recorded as deferred government grant as the Company had not fulfilled the conditions required by the government as of December 31, 2013.

During the year ended December 31, 2013, the Company received RMB21,000,000 (US$3,469,000) of government grant from the relevant PRC government authority. The government grant received is required to be used in a research and development project pursuant to the government grant agreement and the project term is from October 2013 to January 2014. The grant was recorded as deferred government grant as the Company had not fulfilled the conditions required by the government as of December 31, 2013.